Summary of Significant Accounting Policies - Summary of Aging of Past Due Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	¥ 1,966,384	¥ 1,109,918
Quality Assurance Receivable Gross	2,044,159	1,171,304
Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	49,807	36,789
Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	10,589	9,111
Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	9,015	7,939
Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	8,364	7,547
Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	77,775	61,386
New Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	315,988	269,919
Quality Assurance Receivable Gross	328,821	285,288
New Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	8,505	9,094
New Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	1,601	2,340
New Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	1,377	2,004
New Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	1,350	1,931
New Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	12,833	15,369
Repeat Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	1,650,396	839,999
Quality Assurance Receivable Gross	1,715,338	886,016
Repeat Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	41,302	27,695
Repeat Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	8,988	6,771
Repeat Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	7,638	5,935
Repeat Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	7,014	5,616
Repeat Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	¥ 64,942	¥ 46,017